Consolidated Statement of Cash Flows (unaudited) - USD ($) $ in Thousands	3 Months Ended
	Sep. 30, 2019	Sep. 30, 2018
Cash flows from operating activities
Commercialization revenue received	$ 1,739	$ 1,095
Milestone payment received		500
Research and development tax incentive received	1,499	1,654
Payments to suppliers and employees (inclusive of goods and services tax)	(17,539)	(22,039)
Interest received	173	136
Interest and other costs of finance paid	(1,427)	(887)
Income taxes (paid)/refunded	(3)	(3)
Net cash (outflows) in operating activities	(15,558)	(19,544)
Cash flows from investing activities
Investment in fixed assets	(153)	(39)
Payments for licenses	(100)
Net cash (outflows)/inflows in investing activities	(253)	(39)
Cash flows from financing activities
Proceeds from borrowings		28,950
Payments of transaction costs from borrowings		(1,534)
Proceeds from issue of shares	299	10,048
Payments for share issue costs		(358)
Payment of lease liabilities	(335)
Net cash inflows by financing activities	(36)	37,106
Net increase/(decrease) in cash and cash equivalents	(15,847)	17,523
Cash and cash equivalents at beginning of period	50,426	37,763
FX (losses)/gains on the translation of foreign bank accounts	(43)	(143)
Cash and cash equivalents at end of period	$ 34,536	$ 55,143